Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Revenues
Policy charges and fee income	$ 410		$ 438	$ 506	$ 741
Premiums	31		24	109	35
Net investment income	498		534	778	816
Net realized capital losses	(20)		(242)	(10)	(74)
Amortization of deferred gains	0		26	33	53
Total revenues	919		780	1,416	1,571
Benefits, losses and expenses
Benefits and losses	285		375	637	626
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")	90		(43)	79	50
Insurance operating costs and other expenses	208		228	294	364
Other intangible asset amortization	3		3	6	6
Dividends to policyholders	2		1	3	60
Total benefits, losses and expenses	588		564	1,019	1,106
Income before income taxes	331		216	397	465
Provision for income taxes	51	$ 51	30	38	66
Net income	$ 280	$ 280	$ 186	$ 359	$ 399